COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
11.	COMMITMENTS AND CONTINGENCIES

Leases

We lease real estate, transportation, and office equipment under various noncancelable operating lease agreements that expire at various dates through fiscal year 2037.

Total rent expense was $11,607 and $10,342 for the six months ended September 30, 2013 and 2014, respectively.

Purchase Commitments

At September 30, 2014, commitments for the purchase of major property, plant, and equipment totaled approximately $11,379.

We will, from time to time, secure supplies of resin raw material by agreeing to purchase quantities during a future given period at a fixed price. These purchase contracts are short term in nature and occur in the ordinary course of business. Under such purchase contracts, we have agreed to purchase 30,000 pounds of resin over the period October 2014 through December 2014 at a committed purchase cost of $20,153.

Litigation

We have been named as a defendant in various litigation matters. Management intends to defend these outstanding claims. We believe we have adequate accrued loss contingencies and that current or threatened litigation matters will not have a material adverse impact on our condensed consolidated results of operations or condensed consolidated financial condition. Management estimates the maximum loss contingency is $420 and $364 at March 31, 2014 and September 30, 2014, respectively.

12.	COMMITMENTS AND CONTINGENCIES

Leases

We lease real estate, transportation, and office equipment under various noncancelable operating lease agreements that expire at various dates through fiscal year 2037.

Future minimum rental commitments under these leases as of March 31, 2014, are summarized below (amounts in thousands):

	Fiscal Years Ending March 31,
(Amounts in thousands)	2015	2016	2017	2018	2019	Thereafter	Total
Transportation equipment leases	$13,115	$11,475	$8,693	$4,924	$1,376	$3,187	$42,770
Real estate leases and other	5,252	4,356	3,094	2,160	1,367	4,894	21,123

Total	$18,367	$15,831	$11,787	$7,084	$2,743	$8,081	$63,893

Total rent expense was $16,745, $20,513, and $22,673 in the fiscal years ended March 31, 2012, 2013 and 2014, respectively.

Purchase Commitments

At March 31, 2014, commitments for the purchase of major property, plant, and equipment totaled approximately $14,048.

We will, from time to time, secure supplies of resin raw material by agreeing to purchase quantities during a future given period at a fixed price. These purchase contracts are short term in nature and occur in the ordinary course of business. Under such purchase contracts, we have agreed to purchase 84,000 pounds of resin over the period April 2014 through December 2014 at a committed purchase cost of $55,823.

Litigation

We have been named as a defendant in various litigation matters. Management intends to vigorously defend these outstanding claims. We believe we have adequate accrued loss contingencies and that current or threatened litigation matters will not have a material adverse impact on our consolidated results of operations or consolidated financial condition. Management estimates the maximum loss contingency is $448 and $420 at March 31, 2013 and 2014, respectively.